Note 11 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Jun. 30, 2021 USD ($)
2021	$ 121,121
2022	202,698
2023	217,649
2024	196,126
2025	395,913
2026 and thereafter	1,070,445
Total	$ 2,203,952